Accounts Payable	12 Months Ended
Dec. 31, 2017
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Accounts Payable
16.	ACCOUNTS PAYABLE

	December 31,
	2016	2017
	RMB (restated)	RMB
Third parties	96,736	93,324
China Telecom Group	21,331	22,682
China Tower	3,697	2,611
Other telecommunications operators in the PRC	729	704

	122,493	119,321

Amounts due to China Telecom Group and China Tower are payable in accordance with contractual terms which are similar to those terms offered by third parties.